Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($) Property Well	Dec. 31, 2017 ARS ($) Property	Dec. 31, 2016 ARS ($) Property	Dec. 31, 2015 ARS ($)
Disclosure of detailed information about property, plant and equipment [line items]
Exploratory wells in progress | Well	58
Drilled wells | Well	41
Charged to exploratory expense | Well	13
Transferred to proved properties | Property	5
Change in property, plant and equipment	$ 60	$ 7	$ 2
Depreciation of property plant and equipment	87,569	53,512	44,752
Property, plant and equipment	699,087	354,443	$ 308,014
Acquisition of property, plant and equipment	$ 2,327
Reclassification of assets held for disposal		$ 8,823
Mineral Property, Wells and Related Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property | Property	16,154	10,003	9,147
Addition for acquisition [member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,470
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 1,062,055	$ 868,411	$ 668,198
Reclassification of assets held for disposal	31,800
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,498,288	679,425	522,732	$ 394,076
Reclassification of assets held for disposal	28,673
Accumulated depreciation and amortization [member] | Addition for acquisition [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,092
Hydrocarbon Wells Abandonmnet Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase decrease Property, plant and equipment	(11,710)	(4,913)	2,243
Depreciation of property plant and equipment	5,521	$ 2,258	$ 934
YPF EE [member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,772
YPF EE [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,790